Share Capital (Details) - Schedule of nonvested stock options granted - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Schedule of nonvested stock options granted [Abstract]
Number of Options Nonvested Beginning Balance	1,000,000
Exercise Price Nonvested Beginning Balance	$ 2.5
Number of Options Granted		1,000,000
Exercise Price Granted		$ 2.5
Number of Options Vested	1,000,000
Exercise Price Vested	$ 2.5
Number of Options Nonvested Ending Balance		1,000,000
Exercise Price Nonvested Ending Balance		$ 2.5